Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Schedule of Revenue
	2018	2017	2016
Aeronautical revenue	716,172	767,023	673,509
Non aeronautical revenue
Commercial revenue	507,015	555,504	522,199
Construction service revenue	198,417	250,112	165,065
Other revenue	4,541	2,514	5,563
Revenue	1,426,145	1,575,153	1,366,336

Timing of revenue recognition
Over time	1,135,108	1,264,131	1,088,224
At a point in time	43,293	29,147	21,422
Revenues outside the scope of IFRS 15 and IAS 18 (*)	247,744	281,875	256,690
Revenue	1,426,145	1,575,153	1,366,336

(*) IFRS 15 as of December 31, 2018 and IAS 18 as of December 31, 2017 and 2016